Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 2,526	$ 2,211
Prepaid tax	1,080	2,070
Insurance	1,435	2,346
Capacity fee	1,482	2,002
Other current assets	2,728	2,001
Prepaid expenses and other current assets	$ 9,251	$ 10,630